Note 3 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash consideration, net of cash acquired	$ 23,777,000	$ 41,889,000